Leases - Schedule of Future Leases Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Leases Payments [Abstract]
2026	$ 37,013
2027	5,083
2028	1,429
Total undiscounted lease payments	43,525
Less: Imputed interest	(780)
Total lease liabilities	$ 42,745	$ 52,394